CARTER LEDYARD & MILBURN LLP
                               COUNSELLORS AT LAW
                                  2 WALL STREET
                            NEW YORK, N.Y. 10005-2072
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                               TEL: (212) 238-8605
                               FAX: (212) 732-3232

                                            January 20, 2005

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

             Re:  Attunity Ltd Amendment No. 2 to Form F- 3--File No 333-119157
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Ladies and Gentlemen:

     On behalf of Attunity Ltd, a company incorporated under the laws of the State of Israel (the "Company"), we are filing herewith Amendment No. 2 to a Registration Statement on Form F-3 relating to a proposed offering by selling shareholders of the Company, pursuant to Rule 415 under the Securities Act of 1933, of up to 8,083,071 ordinary shares of the Company.

     Also   accompanying  the  filing  is   correspondence   responding  to  the
Commission's comments to Amendment No. 1. If there are any questions with respect to this filing, please call the undersigned at the number above given.

                                            Very truly yours,

                                            /s/Steven J. Glusband

cc: Ofer Segev